Fair value measurements - Schedule of Fair Value, by Balance Sheet Grouping (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Derivative assets	$ 81,770	$ 130,614
Liabilities
Derivative liabilities	15,440	80,840
Carrying value
Assets
Cash and cash equivalents	1,209,226	1,627,181
Restricted cash	192,356	198,285
Loans receivable	595,640	654,925
Notes receivable	401,989	663,644
Derivative assets	81,770	130,614
Investments, at fair value	75,496	84,130
Assets	2,556,477	3,358,779
Liabilities
Debt	45,537,495	46,696,525
Derivative liabilities	15,440	80,840
Liabilities	45,552,935	46,777,365
Fair value
Assets
Cash and cash equivalents	1,209,226	1,627,181
Restricted cash	192,356	198,285
Loans receivable	625,191	650,398
Notes receivable	401,989	663,644
Derivative assets	81,770	130,614
Investments, at fair value	75,496	84,130
Assets	2,586,028	3,354,252
Liabilities
Debt	43,770,740	44,377,940
Derivative liabilities	15,440	80,840
Liabilities	43,786,180	44,458,780
Fair value | Level 1
Assets
Cash and cash equivalents	1,209,226	1,627,181
Restricted cash	192,356	198,285
Loans receivable	0	0
Notes receivable	0	0
Derivative assets	0	0
Investments, at fair value	75,496	72,540
Assets	1,477,078	1,898,006
Liabilities
Debt	0	0
Derivative liabilities	0	0
Liabilities	0	0
Fair value | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	0	0
Notes receivable	0	0
Derivative assets	81,770	130,614
Investments, at fair value	0	0
Assets	81,770	130,614
Liabilities
Debt	43,770,740	44,377,940
Derivative liabilities	15,440	80,840
Liabilities	43,786,180	44,458,780
Fair value | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	625,191	650,398
Notes receivable	401,989	663,644
Derivative assets	0	0
Investments, at fair value	0	11,590
Assets	1,027,180	1,325,632
Liabilities
Debt	0	0
Derivative liabilities	0	0
Liabilities	$ 0	$ 0